General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.) (“SciSparc” or the “Company” or the “Group”), a clinical-stage pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, SciSparc and its subsidiaries at the time were mainly engaged in developing several innovative immunotherapy products and SciSparc’s own patents in the immunotherapy field. In August 2015, the Company decided to adopt a different business strategy and began focusing on developing a portfolio of approved drugs based on cannabinoid molecules. SciSparc’s focus is on creating and enhancing a portfolio of technologies and assets based on cannabinoid pharmaceuticals. With this focus, the Company, through its subsidiary NeuroThera Labs Inc. (formerly known as Miza III Ventures Inc.) (TSXV:NTLX) (“NeuroThera”), is currently engaged in the following drug development programs based on Δ9-tetrahydrocannabinol (“THC”) and/or non-psychoactive cannabidiol for the treatment of Tourette syndrome, Alzheimer’s disease and agitation; and SCI-210 for the treatment of autism spectrum disorder and status epilepticus. The Company, through NeuroThera, also owns a controlling interest in a subsidiary whose business focuses on the sale of hemp seed oil-based products on the Amazon Marketplace.

The Company’s ordinary shares, no par value per share (“ordinary shares”), are listed on Nasdaq and are trading under the symbol “SPRC”.

As of December 31, 2025, the Company has a controlling interest in NeuroThera, a publicly traded company on the TSX Venture Exchange (the “TSXV”) in Canada, Evero Health Ltd. (“Evero”) and Brain Bright Ltd. (“Brain Bright”), together, the “Subsidiaries. Also, as of December 31, 2025, the Company holds 75% of the outstanding shares of NeuroThera (see note 25).

Evero and Brain Bright are inactive Israeli incorporated companies.

On July 3, 2025, the Company effected a one-for-twenty one (1-for-21) reverse share split of the issued and outstanding ordinary shares. On February 5, 2026, the Company effected a one-for-nine (1-for-9) reverse share split (the “Fifth Reverse Share Split”) of the issued and outstanding ordinary shares. Consequently, all share and per share data included in these financial statements for all periods preceding the effective dates of the reverse share splits have been adjusted to reflect the reverse splits’ ratios in these consolidated financial statements for all periods presented. See note 18.

b.	The Group incurred operating losses since its incorporation and expects to continue to incur operating losses for the foreseeable future. As of December 31, 2025, the Group had an accumulated deficit of approximately $87,154 as a result of recurring operating losses.

As of December 31, 2025, the Company’s cash and cash equivalents totaled $4,591. For the year ended December 31, 2025, the Company had an operating loss of $8,374 and negative cash flows from operating activities of $4,137. The Company’s current cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least a year beyond the filing date of the financial statements. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due. While the Company has successfully raised funds in the past, there is no guarantee that it will be able to do so in the future. The above-mentioned factors raise substantial doubt about the Group’s ability to continue as a going concern.

The accompanying consolidated financial statements were prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. Such financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

c.	Definitions and Meanings:

The Company	-	SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.)

The Group	-	SciSparc Ltd. (formerly Therapix Biosciences Ltd.) and its Subsidiaries, as detailed in Note 1a.

SNI	-	SciSparc Neutraceuticals Inc.

Subsidiaries	-	Companies that are controlled by the Company, as defined in IFRS 10, “Consolidated Financial Statements”, and whose accounts are consolidated with those of the Company.

Associate	-	An entity over which the Company has significant influence, as defined in IAS 28, “Investment in Associates and Joint Ventures” and is not a Subsidiary.

Related Parties	-	As defined in IAS 24, “Related Party Disclosures”.

IAS	-	International Accounting Standards issued by the International Accounting Standards Board (“IASB”).

IFRS	-	International Financial Reporting Standards issued by the IASB.

d.	On July 3, 2025, the Company effected a twenty one-for-one reverse share split of its ordinary shares. All share and per share information has been retroactively adjusted to reflect the reverse share split for all periods presented.